EARNINGS PER SHARE (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,852,450)	(1,798,021)	(1,795,615)
Average unallocated ESOP shares									(172,659)	(180,722)	(136,231)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,774,553	1,772,165	1,782,091	1,793,055	1,827,870	1,828,283	1,826,580	1,824,878	1,780,527	1,826,893	1,873,790
Additional common stock equivalents (stock options) used to calculate diluted earnings per share									54	367
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,774,553	1,772,165	1,782,091	1,793,272	1,827,870	1,829,750	1,826,580	1,824,878	1,780,581	1,827,260	1,873,790
Employee Stock Option [Member]
EARNINGS PER SHARE [Abstract]
Anti-dilutive securities										114,519	114,519
Exercise price										$ 16.20	$ 16.20